EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS
25.1 – Share-based compensation plan

In July 2014, the Company adopted a new Equity Incentive Program, the 2014 Plan.

Pursuant to this plan, on July 18, 2014, the first trading day of the Company common shares on the NYSE, the Company made the annual grants for 2014 Plan to certain of the executive officers and other employees. The grants included share options with a vesting period of 4 years, becoming exercisable a 25% of the options on each anniversary of the grant date through the fourth anniversary of the grant. Share-based compensation expense for awards of equity instruments is determined based on the fair value of the awards at the grant date.

Each employee share option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry (ten years after the effective date).

Under this share-based compensation plan, during the year 2019, other share-based compensation agreements were signed for a total of 4,000 options granted.
In addition, on December 1, 2021, our compensation committee, as administrator, approved the granting of awards in the form of Stock-Equivalent Units to be settled in cash or common shares ("SEUs Plan"), or a combination thereof, under the 2014 Equity Incentive Plan. The purpose of the SEUs Plan is to provide an incentive to attract, retain and reward talent in the IT industry and to prompt such persons to contribute to the growth and profitability of the Company. The SEUs Plan provides all eligible employees the opportunity of receiving a grant of SEUs with a unit value equal to the market value of one common share of the Company, to be settled in cash or common shares of the Company. As of the date of this annual report we granted no SEUs.

Share-based compensation expense for awards of equity instruments to employees and non-employee directors is determined based on the grant-date fair value of the awards. Fair value is calculated using Black & Scholes model.

During the years 2021 and 2020, as part of the 2014 Equity Incentive Plan, the Company granted awards to certain employees in the form of Restricted Stock Units ("RSUs"), having a par value of $1.20 each, with a specific period of vesting. Each RSU is equivalent in value to one share of the company´s common stock and represents the Company´s commitment to issue one share of the Company's common stock at a future date, subject to the term of the RSU agreement.

Until the RSUs vest, they are an unfunded promise to issue shares of stock to the recipient at some point in the future. The RSUs carry neither rights to dividends nor voting rights. RSU's vesting is subject to the condition that the employee must remain in such condition as of the vesting date.

The Company may determine a percentage of RSU, as part of the full year compensation package payment.

These RSUs agreements have been recorded as Equity Settled transactions in accordance to IFRS 2, and they were measured at fair value of shares at the grant date.

The following shows the evolution of the share options for the years ended at December 31, 2021 and 2020:

	As of December 31, 2021		As of December 31, 2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Balance at the beginning of year	857,643	31.57	1,051,602	31.82
Forfeited during the year	—	—	(18,687)	40.57
Exercised during the year	(213,686)	30.93	(175,272)	33.24
Balance at end of year	643,957	31.79	857,643	31.57

The following shows the evolution of the RSUs for the years ended at December 31, 2021 and 2020:

	As of December 31, 2021		As of December 31, 2020
	Number of RSU	Weighted average grant price	Number of RSU	Weighted average grant price

Balance at the beginning of year	664,345	101.25	624,896	64.05
RSU granted during the year	168,669	276.51	309,384	147.22
Forfeited during the year	(18,130)	111.37	(50,888)	98.18
Issued during the year	(235,392)	89.18	(219,047)	59.37
Balance at end of year	579,492	164.73	664,345	101.25
The following tables summarizes the RSU at the end of the year:

Grant date	Grant price ($)	Number of Restricted Stock Units	Fair value at grant date ($)	Expense as of December 31, 2021 ($) (*)

2017	from 36.30 to 42.00	—	—	16

2018	from 46.00 to 55.07	83,567	3,887	5,427

2019	from 52.10 to 103.75	129,716	11,337	6,421

2020	from 104.25 to 189.53	198,016	29,912	18,864

2021	from 184.00 to 328.96	157,169	43,192	6,966

Subtotal		568,468	88,328	37,694

Non employees RSU

2020	from 104.25 to 189.53	3,750	711	565

2021	from 184.00 to 328.96	7,274	2,068	386

Subtotal		11,024	2,779	951
Total		579,492	91,107	38,645
The following tables summarizes the share options at the end of the year:

Grant date	Exercise price ($)	Number of stock options	Number of stock options vested as of December 31, 2021	Fair value at grant date ($)	Fair value vested ($)	Expense as of December 31, 2021 (*)

2014	10.00	70,313	70,313	236	236	—

2015	from 28.31 to 34.20	135,007	135,007	940	940	—

2016	from 29.01 to 39.37	283,887	283,887	2,225	2,225	—

2017	from 36.30 to 38.16	7,500	7,500	64	64	198

2018	from 44.97 to 55.07	118,250	71,750	2,400	1,461	3,019

2019	52.10	2,000	—	45	—	110

Subtotal		616,957	568,457	5,910	4,926	3,327

Non employees stock options

2016	from 29.01 to 39.37	27,000	27,000	248	248	—

Subtotal		27,000	27,000	248	248	—
Total		643,957	595,457	6,158	5,174	3,327

(*) Includes social security taxes.

Deferred income tax asset arising from the recognition of the share-based compensation plan amounted to 30,788 and 19,466 for the years ended December 31, 2021 and 2020, respectively.
25.2 - Share options exercised and RSU vested during the year:

	As of December 31, 2021		As of December 31, 2020
	Number of options exercised	Exercise price	Number of options exercised	Exercise price

Granted in 2014	33,687	10.00	3,826	10.00
Granted in 2015	37,409	28.31	37,706	28.31
Granted in 2015	4,000	34.20	—	34.20
Granted in 2015	—	29.34	1,001	29.34
Granted in 2016	30,000	29.01	34,146	29.01
Granted in 2016	52,840	32.36	47,343	32.36
Granted in 2017	10,000	38.16	20,000	38.16
Granted in 2017	—	36.30	7,500	36.30
Granted in 2018	5,000	44.97	5,000	44.97
Granted in 2018	38,250	46.00	13,750	46.00
Granted in 2018	1,500	50.92	1,500	50.92
Granted in 2018	—	55.07	2,500	55.07
Granted in 2019	1,000	52.10	1,000	52.10
Balance at end of the year	213,686		175,272

The average market price of the share amounted to 251.18 and 150.29 for years 2021 and 2020, respectively.
The following tables summarizes the RSU vested during the years 2021 and 2020:

	December 31, 2021		December 31, 2020
	Number of RSUs vested	Grant price	Number of RSUs vested	Grant price

Granted in 2017	500	36.30	500	36.30
Granted in 2017	—	37.00	45,242	37.00
Granted in 2017	1,625	42.00	1,625	42.00
Granted in 2018	89,617	46.00	91,658	46.00
Granted in 2018	1,000	55.07	1,000	55.07
Granted in 2018	1,000	52.74	1,000	52.74
Granted in 2018	2,500	50.92	2,500	50.92
Granted in 2019	600	52.10	600	52.10
Granted in 2019	66,318	87.44	69,392	87.44
Granted in 2019	1,000	94.93	1,000	94.93
Granted in 2019	750	103.75	750	103.75
Granted in 2020	3,125	137.57	3,125	137.57
Granted in 2020	—	152.49	655	152.49
Granted in 2020	2,336	104.25	—	104.25
Granted in 2020	41,046	130.99	—	130.99
Granted in 2020	895	140.00	—	140.00
Granted in 2020	740	170.00	—	170.00
Granted in 2020	1,500	184.72	—	184.72
Granted in 2020	18,408	189.53	—	189.53
Granted in 2021	57	213.57	—	213.57
Granted in 2021	2,375	232.11	—	232.11
Balance at end of the year	235,392		219,047

25.3 - Fair value of share-based compensation granted

Determining the fair value of the stock-based awards at the grant date requires judgment. The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

The Company estimated the following assumptions for the calculation of the fair value of the share options:

Assumptions	Granted in 2019 for 2014 plan
Stock price	52.10
Expected option life	6 years
Volatility	40%
Risk-free interest rate	3.10%

There were no granted stock options as of December 31, 2021 and 2020.
The Company's grants under its share-based compensation plan with employees are measured based on fair value of the Company's shares at the grant date and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The Company calculated the fair value of each option award on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

Fair value of the shares: For 2014 Equity Incentive Plan, the fair value of the shares is based on the quote market price of the Company's shares at the grant date.

Expected volatility:The expected volatility of the Company's shares is calculated by using the average share price volatility of the Company since January 1, 2016 to the date of grant.

Expected term: The expected life of options represents the period of time the granted options are expected to be outstanding.

Risk free rate: The risk-free rate for periods within the contractual life of the option is based on the U.S. Federal Treasury yield curve with maturities similar to the expected term of the options.

Dividend yield: The Company has never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero.

25.4 - Employee Share Purchase Plan

In March 2021, the Company adopted the Globant S.A. 2021 Employee Share Purchase Plan (the "ESPP"), with effect as of March 1, 2021. This plan is additional to the 2012 long-term incentive plan and the 2014 Equity Incentive Plan. The ESPP provides eligible employees with an opportunity to acquire a proprietary interest in the Company through the purchase of the Company's common shares.

The ESPP permits participants to purchase Common Shares through payroll deductions defined by the employee up to a maximum percentage set in each country of their eligible compensation. The ESPP will typically be implemented through consecutive six-month offering periods. Amounts deducted and accumulated from participant compensation will be used to purchase Common Shares at the end of each offering period. Under the terms of the ESPP, the purchase price of the shares shall not be less than 90.0% of the lower of the fair market value of a Common Share on the first trading day of the offering period or on the purchase date. Subject to adjustment as provided by the ESPP and unless otherwise provided by the Compensation Committee, the purchase price for each offering period shall be 90% of the fair market value of a Common Share on the purchase date. As of December 31, 2021, as a result of offerings to the employees the Company has repurchased 27,000 shares from which 7,453 have been delivered.